INVENTORY (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INVENTORY
Natural gas	448	566
Other commodities	331	257
Inventory	779	823
Non-cash charges to reduce the cost basis of inventory to market value	10	9	9